Share Capital - Option fair value assumptions (Details)	12 Months Ended
	Jun. 30, 2023 Y $ / shares	Jun. 30, 2022 Y $ / shares
Share Capital
Expected stock price volatility	84.00%	142.00%
Risk-free interest rate	3.16%	1.59%
Expected life of options | Y	5	4.15
Stock price on date of grant | $ / shares	$ 5.09	$ 7.35